Divestitures (Summary Of Assets And Liabilities As Held For Sale) (Details) - Global Batteries & Appliances [Member] - Discontinued Operations, Held-For-Sale [Member] - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Assets
Trade receivables, net	$ 260.1	$ 237.0
Other receivables	24.0	32.7
Inventories	279.2	290.7
Prepaid expenses and other current assets	39.7	40.6
Property, plant and equipment, net	196.8	176.0
Deferred charges and other	19.3	15.0
Goodwill	348.9	345.2
Intangible assets, net	811.9	837.6
Total assets of business held for sale	1,979.9	1,974.8
Liabilities
Current portion of long-term debt	17.3	18.7
Accounts payable	355.9	265.3
Accrued wages and salaries	37.6	43.3
Other current liabilities	89.8	84.8
Long-term debt, net of current portion	51.7	41.5
Deferred income taxes	38.2	33.9
Other long-term liabilities	66.2	80.1
Total liabilities of business held for sale	$ 656.7	$ 567.6